Victory Pioneer Bond VCT Portfolio Expense Example - Victory Pioneer Bond VCT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,122
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	$ 1,411